Long-Term Debt - Long-Term Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Debt Disclosure [Abstract]
Fiscal 2027	$ 10,000
Thereafter	1,435,000
Total Debt	$ 1,445,000	$ 1,445,000